Description Of The Business	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Description Of The Business [Abstract]
Description Of The Business
1.	Description of the Business

K12 Inc., and its subsidiaries (K12 or the Company), is a technology-based education company. The Company offers proprietary curriculum, software systems and educational services designed to facilitate individualized learning for students primarily in kindergarten through 12th grade, or K-12. The Company's mission is to maximize a child's potential by providing access to an engaging and effective education, regardless of geographic location or socio-economic background. Since the Company's inception, we have invested more than $240 million to develop and to a lesser extent, acquire curriculum and online learning platforms that promote mastery of core concepts and skills for students of all abilities. This learning system combines our curriculum and offerings with an individualized learning approach well-suited for virtual public schools, hybrid schools, school district online programs, public charter schools and private schools that utilize varying degrees of online and traditional classroom instruction, and other educational applications. The Company is also expanding our offering of foreign languages with Middlebury Interactive Languages, our joint venture with Middlebury College. The Company has increased its international investment with a 20% ownership interest in The Web International Education Group, Ltd., a company providing English instruction to young adults in China, and also is investing in the post-secondary market through Capital Education LLC, a provider of online services to post-secondary institutions (Capital Education). In contracting with a virtual public school and hybrid school, the Company typically provides students with access to the K12 online curriculum, offline learning kits, use of a personal computer and provides management services. For fiscal year 2012, the Company will manage schools in 29 states, including Tennessee and Louisiana added in fiscal year 2012, and the District of Columbia. In addition, the Company sells access to its on-line curriculum and offline learning kits directly to individual consumers.

1.    Description of the Business

K12 Inc. and its subsidiaries (K12 or the Company) are a technology-based education company. The Company offers proprietary curriculum, software systems and educational services designed to facilitate individualized learning for students primarily in kindergarten through 12th grade, or K-12. The Company's mission is to maximize a child's potential by providing access to an engaging and effective education, regardless of geographic location or socio-economic background. Since the Company's inception, we have invested more than $240 million to develop and to a lesser extent, acquire curriculum and online learning platforms that promote mastery of core concepts and skills for students of all abilities. This learning system combines our curriculum and offerings with an individualized learning approach well-suited for virtual public schools, hybrid schools, school district online programs, public charter schools and private schools that utilize varying degrees of online and traditional classroom instruction, and other educational applications. The Company is also expanding our offering of foreign languages with Middlebury Interactive Languages, our joint venture with Middlebury College. The Company has increased its international investment with a 20% ownership interest in The Web International Education Group, Ltd., a company providing English instruction to young adults in China, and also is investing in the post-secondary market through Capital Education. In contracting with a virtual public school and hybrid school, the Company typically provides students with access to the K12 online curriculum, offline learning kits, use of a personal computer and provides management services. For fiscal year 2012, the Company will manage schools in 29 states and the District of Columbia. The Company expanded into two new states, Massachusetts and Michigan for fiscal year 2011 and has added two new states, Tennessee and Louisiana, in fiscal year 2012. In addition, the Company sells access to its on-line curriculum and offline learning kits directly to individual consumers.